FLOW-THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2021
FLOW-THROUGH SHARE PREMIUM LIABILITY
FLOW-THROUGH SHARE PREMIUM LIABILITY
13.	FLOW-THROUGH SHARE PREMIUM LIABILITY

The following is a continuity schedule of the liability related to flow-through share issuances:

Balance, December 31, 2019	$3,991
Creation of flow-through share premium liability on issuance of flow-through shares	8,480
Settlement of flow-through share premium liability pursuant to qualified expenditures	(11,136)
Balance, December 31, 2020	$1,335
Creation of flow-through share premium liability on issuance of flow-through shares	23,968
Settlement of flow-through share premium liability pursuant to qualified expenditures	(12,890)
Balance, December 31, 2021	$12,413

Issued in 2020: As a result of the issuance of flow-through shares in 2020, the Company had a commitment to incur $41,762,000 in qualifying Canadian exploration expenses (“CEE”) on or before December 31, 2021. As of December 31, 2020, the remaining commitment was $7,023,000 which was satisfied during the three months ended March 31, 2021.

13.	FLOW-THROUGH SHARE PREMIUM LIABILITY (continued)

Issued in 2021: As a result of the issuance of flow-through shares in 2021, the Company had a commitment to incur $74,460,000 in qualifying CEE on or before December 31, 2022. During the year ended December 31, 2021, $38,656,000 of this commitment was satisfied, with $35,804,000 remaining.